SUMMARY OF ALLOCATION OF PURCHASE PRICE (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Sep. 28, 2020
Business Combination and Asset Acquisition [Abstract]
Cash		$ 100	$ 100
Bank deposit			12
Prepaid expenses and other current assets			50
Property and equipment		33	33
Accrued expenses and other current liabilities			(13)
Deferred income taxes		$ (84)	(84)
Intangible asset - Customer relationships (*)			363
Goodwill			583
Total purchase price (**)	[1]		$ 1,044

[1]	The fair value of the purchase price is comprised from Cash Consideration that was paid in total amount of $87 (see Note 3A) and Equity Consideration in form of issuance of shares of units consists of Common Stock and warrants in total consideration of $957 which was determined internally by the management as certain percentage of the Company’s managing assets.